Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions, investments and purchase of intangible assets
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 682,676	€ 774,277	€ 385,081
Cash consideration, net of cash acquired	565,694	521,800	285,543
Assumed obligations and non-cash consideration	116,982	252,477	99,538
Acquisitions
Cash consideration, net of cash acquired	521,325	379,865	90,267
Goodwill.	12,103,921	12,955,574
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	44,369	141,935	222,689
Cash consideration	44,369	141,935	195,276
Non-cash consideration			27,413
Collectively and individually immaterial acquisitions
Acquisitions
Acquisitions	638,307	632,342	162,392
Cash consideration, net of cash acquired	521,325	379,865	90,267
Assumed obligations and non-cash consideration	116,982	252,477	€ 72,125
Goodwill.	651,491	€ 586,520
Intangible assets acquired	39,352
Decrease in net income as a result of business combinations	2,198
Increase in revenue as a result of business acquisitions	256,045
Increase in assets as a result of business combinations	€ 758,720